Share Capital and Warrants - Schedule of Paid in Surplus Includes Stock Based Compensation Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Beginning balance	$ 2,691	$ 4,284
Stock-Based Compensation Expense	97	373
Purchase of Common Shares Under NCIB	(688)	(1,571)
Common Shares Issued on Exercise of Stock Options	(12)	(32)
Ending balance	2,002	2,691
NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	11	10
Retained Earnings Prior to Ovintiv Split
Disclosure of reserves within equity [line items]
Beginning balance	2,395	3,966
Purchase of Common Shares Under NCIB	(688)	(1,571)
Common Shares Issued on Exercise of Stock Options	0	0
Ending balance	1,707	2,395
Retained Earnings Prior to Ovintiv Split | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	0	0
Stock-Based Compensation
Disclosure of reserves within equity [line items]
Beginning balance	296	318
Purchase of Common Shares Under NCIB	0	0
Common Shares Issued on Exercise of Stock Options	(12)	(32)
Ending balance	295	296
Stock-Based Compensation | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	$ 11	$ 10